Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 620,013		$ 347,964		$ 18,909
Acquisition of investments accounted for under the equity method, Purchase price	33,274,869		32,785,800		$ 1,014,787
Acquisition of intangible assets	2,799,420	$ 85,374	2,546,516	$ 2,756,155
Disposal of subsidiary ownership			0	0
Trading Capital Amount | ¥							¥ 4,416,624
Purchase price			21,209,443
SIS - SIS SEMICONDUCTOR (SHANDONG) CO., LTD [member]
Disclosure of transactions between related parties [line items]
Gain on disposal	352
Disposal price	341,387
Trading capital | ¥						¥ 30,000
FARADAY TECHNOLOGY CORP. [member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price	2,484,001		1,990,073
Acquisition of intangible assets	310,460		323,551	266,053
FARADAY TECHNOLOGY CORP. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	456,332		302,828
ARTERY TECHNOLOGY CORPORATION, LTD. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	148,508		40,886
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues	3,611,015		3,018,171	5,744,098
Associates [member] | Stock of FARADAY [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price	$ 533,973
Acquisition of investments accounted for under the equity method, Trading Volume | shares	1,723	1,723
Associates [member] | Stock Of UNIMICRON [member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price			$ 608,224
Acquisition of investments accounted for under the equity method, Trading Volume | shares			4,945
Other related party [member]
Disclosure of transactions between related parties [line items]
Operating revenues	$ 0		$ 4,463	40,474
Mask expenditure	2,285,797		2,375,225	2,581,409
Other payables of mask expenditure	621,737		751,763	812,185
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	3,611,015		3,022,634	$ 5,784,572
Others [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	493		3,602
Other Associates [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 14,680		648
XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD. [member] | Increase of ownership stake in the subsidiary company USCXM [member]
Disclosure of transactions between related parties [line items]
Trading Capital Amount | ¥							3,741,862
Purchase price			17,945,970
FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP [member] | Increase of ownership stake in the subsidiary company USCXM [member]
Disclosure of transactions between related parties [line items]
Trading Capital Amount | ¥							¥ 674,762
Purchase price			$ 3,263,473